FAIR VALUE AND FAIR VALUE HIERARCHY OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Assets Measured at Fair Value
The following table illustrates the fair value measurement hierarchy of the Company’s financial instruments:
Asset measured at fair value:

As at December 31, 2023
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	663	—	—	663

Asset measured at fair value:

December 31, 2022
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Financial assets at fair value through profit or loss	185,603	—	—	185,603

Summary of Liabilities Measured at Fair Value
Liability measured at fair value:

December 31, 2022
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Warrant liability	—	67,000	—	67,000

Summary of Fair Value Valuation of Warrant Liability
The following table lists the inputs to the binominal model used for the fair value valuation of warrant liability:

December 31, 2022
Underlying stock price	$24.96
Volatility	62.3%
Risk free rate	3.8%-4.7%
Dividend	0%